Taxes Payable (Details) - Schedule of taxes payable	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule of taxes payable [Abstract]
Income tax – current	$ 2,443,461	$ 2,746,757	$ 2,746,757	$ 2,118,432
Value-added tax		322,652	322,652	1,708,298
Other taxes	101	76,203	76,203	260,912
Total – current	$ 2,443,562	$ 3,145,612	$ 3,145,612	$ 4,087,642
Income tax – noncurrent	5,174,625	5,174,625	5,174,625	5,782,625